Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2021
Minimum Cash And Minimum Capital [Abstract]
Table of Minimum Cash

Accounts	December 31, 2021	December 31, 2020
Balances at the BCRA
BCRA – current account - not restricted	141,859,808	129,727,266
BCRA – special guarantee accounts – restricted	7,297,680	6,873,561

	149,157,488	136,600,827

Argentine Treasury Bonds in pesos at fixed rate due May 2022	22,565,485	21,855,036
Liquidity Bills – BCRA	107,693,328	135,674,610

TOTAL	279,416,301	294,130,473

Table of Minimum Capital

Minimum capital requirements	December 31, 2021	December 31, 2020
Credit risk	41,910,608	44,561,930
Operational risk	15,140,288	13,623,927
Market risk	227,001	372,032
Total capital	142,146,791	138,508,035

Excess capital	84,868,894	79,950,146